Redeemable Convertible Preferred and Common Stock - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Mar. 11, 2021	Dec. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020
Class of Stock [Line Items]
Issue Price per share (in dollars per share)		$ 10.00
Shares Authorized (in shares)	100,000,000		131,411,372
Shares Issued (in shares)	0		88,434,754
Shares Outstanding (in shares)	0		88,434,754
Liquidation Amount	$ 0		$ 41,791
Carrying Amount	$ 0		$ 39,225
Series B
Class of Stock [Line Items]
Issue Price per share (in dollars per share)			$ 0.33	$ 0.3323	$ 0.3323	$ 0.3323	$ 0.3323
Shares Authorized (in shares)			131,411,372
Shares Issued (in shares)			88,434,754
Shares Outstanding (in shares)			88,434,754
Liquidation Amount			$ 41,791
Carrying Amount			$ 39,225